Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2019
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Finance Income and Finance Costs
22.	Finance Income and Finance Costs

(a)	Finance income and costs recognized in profit or loss for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)
	2017		2018	2019
Finance income
Interest income	~~W~~	60,106	69,020	53,378
Foreign currency gain		210,890	160,989	135,006
Gain on disposal of investments in equity accounted investees		3,669	—	4,531
Reversal of impairment loss of investments in equity accounted investees		—	802	1,744
Gain on transaction of derivatives		3,106	2,075	21,752
Gain on valuation of derivatives		1,070	13,059	59,781
Gain on disposal of available-for-sale financial assets		8	—	—
Gain on disposal of financial asset at fair value through profit or loss		—	—	138
Gain on valuation of financial asset at fair value through profit or loss		170	8,186	402

	~~W~~	279,019	254,131	276,732

Finance costs
Interest expense	~~W~~	90,538	80,517	172,750
Foreign currency loss		126,642	184,309	154,421
Loss on disposal of investments in equity accounted investees		42,112	595	—
Loss on impairment of investments in equity accounted investees		4,234	17,397	5,123
Loss on sale of trade accounts and notes receivable		784	13,361	19,728
Loss on transaction of derivatives		514	49	—
Loss on valuation of derivatives		—	26,600	17,999
Loss on impairment of available-for-sale financial assets		1,948	—	—
Loss on valuation of financial asset at fair value through profit or loss		—	225	4,630
Loss on valuation of financial liabilities at fair value through profit or loss		—	—	56,384
Others		2,084	3,840	12,212

	~~W~~	268,856	326,893	443,247

(b)	Finance income and costs recognized in other comprehensive income or loss for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)
	2017		2018	2019
Foreign currency translation differences for foreign operations	~~W~~	(231,738)	(19,987)	106,690

Finance income (costs) recognized in other comprehensive income (loss) after tax	~~W~~	(231,738)	(19,987)	106,690